Earnings Per Share (Details) - Schedule of Earnings Per Share - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Earnings Per Share [Abstract]
(Loss)/Profit for the year available to common shareholders (in Dollars)	$ 653,174	$ (1,635,837)
Weighted average number of common shares (in Shares)	967,510	613,481
Par value	$ 0.01	$ 0.01
Earnings/(loss) per common share:
Basic earnings/(loss) per common share	0.68	(2.67)
Diluted earnings/(loss) per common share	$ 0.68	$ (2.67)